Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	811-21539
Entity Registrant Name	First Trust Senior Floating Rate Income Fund II
Entity Central Index Key	0001282850
Entity Tax Identification Number	11-3716541
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	630
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false